SUPPLEMENT DATED MARCH 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
(each, a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Jeffrey Bennett, CFA	Portfolio Manager	2020

Alessio de Longis, CFA	Portfolio Manager	2023

Scott Hixon, CFA	Portfolio Manager	2023

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
▪
Jeffrey Bennett, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2016 to 2019, he was associated with OppenheimerFunds, a global asset management firm.
▪
Alessio de Longis, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. de Longis was associated with OppenheimerFunds, a global asset management firm, since 2004.
▪
Scott Hixon, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 1994.
The portfolio managers are assisted by investment professionals from the Invesco Investment Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by portfolio managers.
More information on the Fund’s portfolio managers and the portfolio managers managing the affiliated underlying funds may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
GAL-CAL-SUMSTAT-SUP
1

SUPPLEMENT DATED MARCH 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Income Allocation Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Jeffrey Bennett, CFA	Portfolio Manager	2020

Alessio de Longis, CFA	Portfolio Manager	2023

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
▪
Jeffrey Bennett, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2016 to 2019, he was associated with OppenheimerFunds, a global asset management firm.
▪
Alessio de Longis, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. de Longis was associated with OppenheimerFunds, a global asset management firm, since 2004.
The portfolio managers are assisted by investment professionals from the Invesco Investment Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by portfolio managers.
More information on the Fund’s portfolio managers and the portfolio managers managing the affiliated underlying funds may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
INCAL-SUMSTAT-SUP
1

SUPPLEMENT DATED MARCH 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Global Allocation Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Jeffrey Bennett, CFA	Portfolio Manager	2023

Alessio de Longis, CFA	Portfolio Manager	2019 (predecessor fund 2015)

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Jeffrey Bennett, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. From 2016 to 2019, he was associated with OppenheimerFunds, a global asset management firm.
▪
Alessio de Longis, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. de Longis managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2004.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-GLAL-SUMSTAT-SUP
1

SUPPLEMENT DATED MARCH 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
(each, a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Jeffrey Bennett, CFA	Portfolio Manager	2019 (predecessor fund 2018)

Alessio de Longis, CFA	Portfolio Manager	2023

Scott Hixon, CFA	Portfolio Manager	2023

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
▪
Jeffrey Bennett, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Bennett managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since November 2016.
▪
Alessio de Longis, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. de Longis was associated with OppenheimerFunds, a global asset management firm, since 2004.
▪
Scott Hixon, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 1994.
The portfolio managers are assisted by investment professionals from the Invesco Investment Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by portfolio managers.
More information on the Fund’s portfolio managers and the portfolio managers managing the affiliated underlying funds may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-OPS Funds-SUMSTAT-SUP
1

SUPPLEMENT DATED MARCH 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Active Allocation Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Jeffrey Bennett, CFA	Portfolio Manager	2019 (predecessor fund 2018)

Alessio de Longis, CFA	Portfolio Manager	2020

Scott Hixon, CFA	Portfolio Manager	2023

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
▪
Jeffrey Bennett, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Bennett managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since November 2016.
▪
Alessio de Longis, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. de Longis was associated with OppenheimerFunds, a global asset management firm, since 2004.
▪
Scott Hixon, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 1994.
The portfolio managers are assisted by investment professionals from the Invesco Investment Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by portfolio managers.
More information on the Fund’s portfolio managers and the portfolio managers managing the affiliated underlying funds may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-OPSAA-SUMSTAT-SUP
1

SUPPLEMENT DATED MARCH 28, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. Nasdaq 100 Buffer Fund – September
Invesco® V.I. Nasdaq 100 Buffer Fund – December
Invesco® V.I. Nasdaq 100 Buffer Fund – March
Invesco® V.I. Nasdaq 100 Buffer Fund – June
Invesco® V.I. S&P 500 Buffer Fund – September
Invesco® V.I. S&P 500 Buffer Fund – December
Invesco® V.I. S&P 500 Buffer Fund – March
Invesco® V.I. S&P 500 Buffer Fund – June
(each, a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited
Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
▪
Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
VIBUFFER-SUMSTAT-SUP
1